SHAREHOLDERS' EQUITY (Summary of Compensation Cost related to Equity-based Awards) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015		Jun. 30, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	$ 786	[1]	$ 291
RSUs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	140
Cost of revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	22	[1]	8
Research and development, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	324	[1]	102
Selling and marketing, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	224	[1]	104
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	$ 216	[1]	$ 77

[1]	Including $140 compensation cost related to RSUs for the six months period ended June 30, 2015.